PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Prepaid expenses	5,516	4,468	717
Deposits	210,498	11,065	1,776
Staff advances	6,330	2,952	474
Subsidies receivable	8,104	8,881	1,425
Loans to third parties	22,400	-	-
Prepaid advertising fees	9,000	3,000	482
Others	3,351	4,782	768

	265,199	35,148	5,642